S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 18, 2025 shares
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Meghji
Securities Issued or to be Issued, Shares	5,625,000
Founder Shares [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
Securities Issued or to be Issued, Shares	15,000